UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                                   FORM 13F

                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  6/30/12

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:        COMMERCE BANCSHARES, INC.
ADDRESS:     1000 WALNUT, P.O. BOX 13686
             KANSAS CITY, MO 64199

FORM 13F FILE NUMBER:  28-642

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:         JEFFERY D. ABERDEEN
TITLE:        CONTROLLER
PHONE:        816-234-2081

SIGNATURE, PLACE, AND DATE OF SIGNING:

JEFFERY D. ABERDEEN         KANSAS CITY, MO       8/2/12

REPORT TYPE (CHECK ONLY ONE.):

( )           13F HOLDINGS REPORT

(X)           13F NOTICE

( )           13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
28-05260      COMMERCE BANK, N.A. (MISSOURI)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.